Investment Strategy - Changing Parameters Fund	Nov. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in a combination of long and short positions in equity and fixed-income securities which includes common stocks, corporate bonds, floating rate loans, municipal securities, preferred stocks, shares of open-end and closed-end investment companies and exchange-traded funds (“ETFs”), futures contracts, options on futures contracts and U.S. Treasury instruments. The open-end and closed-end investment companies includes those that invest in equity securities and fixed income securities (including high yield bonds, also known as “junk” bonds). The ETFs and other investment companies are referred to as “Underlying Funds” in this Prospectus. The Fund may borrow amounts of up to 33 1/3% of its total assets, less liabilities other than such borrowings, to take advantage of leverage opportunities by buying additional securities when the adviser deems it advisable and to increase liquidity to meet redemption requests.

The Fund’s investment objective of total return consists of two components: capital appreciation and income. In general, the Fund’s investments, either directly or through the Underlying Funds, in futures contracts, options on futures contracts and bonds are intended to achieve the capital appreciation component, and the Fund’s investments in money market instruments, fixed income securities (including high yield bonds) and to a lesser extent U.S. Treasuries, are intended to achieve the income component of the Fund’s total return objective. The Fund typically invests in U.S. Treasuries with maturities of any duration, or futures on such U.S. Treasuries. The Fund’s investment exposure to fixed income securities may include fixed income securities of any maturity, credit rating (including those rated below investment grade) and duration. The Fund may sell securities short and establish short positions in futures and/or options for both investment and hedging purposes. The Fund may invest in U.S. and foreign issuers, including those that are emerging markets issuers. The Fund considers emerging market issuers to be those countries represented in the MSCI Emerging Markets Index.

The adviser uses technical, quantitative and momentum analysis to assess trends and current investment opportunities across the securities markets generally and to allocate the Fund’s investment portfolio between the equity and fixed income markets, and among various market segments within the equity and fixed income markets. Technical analysis is the study of an index’s or a security’s past prices and trading volumes for the purpose of forecasting price trends. Quantitative methods compute price trends, such as moving average price, and statistical measures, such as standard deviation, to use as predictive tools. Momentum measures use many of these same tools to measure the speed of price changes as a leading indicator of trends. The Fund will invest in specific market segments when the adviser’s proprietary investment models indicate a high probability that the applicable investments in such chosen market segments are likely to outperform investments in other market segments. The Fund will sell interests or reduce its investment exposure among specific market segments when the adviser’s models indicate that investments in such markets are likely to underperform. The Fund sells short securities that the adviser believes are overvalued or to hedge all or a portion of the Fund’s portfolio. The Fund covers (buys back) these securities when the adviser believes they have reached their target price or the adviser’s proprietary investment models indicate that hedging is no longer needed. The adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

Investing in futures contracts or options on such futures contracts requires an investment of only a small portion of the Fund’s assets in order to produce a return that approximates the return of the underlying U.S. government bond or stock index. This effect is referred to as “leverage.” The Fund is diversified.